Share-Based Payments (Schedule Of Information Regarding Share-Based Payments) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payments expense	$ 13,384	$ 16,831	$ 19,362
Tax benefit on share-based compensation expense	5,134	6,392	7,246
Per share weighted average grant date fair value of restricted stock granted	$ 71.37	$ 53.94	$ 55.94
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.00	$ 53.90	$ 27.24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	3,263	10,567	10,509
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	13,036	12,641	11,648
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payments expense	803	1,566	2,654
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payments expense	11,214	10,504	10,593
Content Arrangements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payments expense	$ 1,367	$ 4,761	$ 6,115